Cash and Cash Equivalents	12 Months Ended
Aug. 31, 2020
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents [Text Block]

4. Cash and Cash Equivalents

Cash and cash equivalents are comprised of the following

	August 31, 2020	August 31, 2019

Cash held in bank accounts	$263,225	$748,636
Guaranteed investment certificates	1,032,498	1,133,205

	$1,295,723	$1,881,841